PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of Provisions
	Group's share in PHI's provisions (see note 9)	Dismantling and restoring sites obligation	Legal claims (see note 20)	Equipment warranty
	New Israeli Shekels in millions
Balance as at January 1, 2017	-	35	76	1
Additions during the year	7	5	8	7
Reductions during the year		(14)	(12)	(5)
Finance costs		1
Balance as at December 31, 2017	7	27	72	3
Non-current	7	27
Current			72	3

Balance as at December 31, 2016		35	76	1
Non-current		35
Current			76	1